Condensed financial information of the parent company - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Condensed Financial Statements, Captions [Line Items]
Issue of contingent convertible capital securities	$ 1,014	$ 982	$ 864
Parent company
Condensed Financial Statements, Captions [Line Items]
Number of debentures held | €				€ 25	€ 10
Perpetual additional tier 1 contingent capital securities
Condensed Financial Statements, Captions [Line Items]
Issued capital	$ 9,000	$ 8,750	$ 7,750